Exhibit 99.1

World Omni Auto Receivables Trust 2025-A

Monthly Servicer Certificate

January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	773,169,331.21	33,513
Yield Supplement Overcollateralization Amount 12/31/25	43,163,683.55	0
Receivables Balance 12/31/25	816,333,014.76	33,513
Principal Payments	31,987,281.84	1,427
Defaulted Receivables	2,176,340.13	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	40,780,878.62	0
Pool Balance at 01/31/26	741,388,514.17	32,020

Pool Statistics	$ Amount	# of Accounts
Pool Factor	59.91%
Prepayment ABS Speed	1.73%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	10,458,050.81	363
Past Due 61-90 days	4,331,304.51	144
Past Due 91-120 days	1,432,372.82	46
Past Due 121+ days	0.00	0
Total	16,221,728.14	553

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.07%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.74%
Delinquency Trigger Occurred	NO

Recoveries	1,391,717.48
Aggregate Net Losses/(Gains) - January 2026	784,622.65
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.15%
Prior Net Losses/(Gains) Ratio	1.02%
Second Prior Net Losses/(Gains) Ratio	0.92%
Third Prior Net Losses/(Gains) Ratio	0.66%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.55%

Overcollateralization Target Amount	6,672,496.63
Actual Overcollateralization	6,672,496.63
Weighted Average Contract Rate	6.65%
Weighted Average Contract Rate, Yield Adjusted	9.50%
Weighted Average Remaining Term	50.82

Flow of Funds	$ Amount
Collections	37,903,685.01
Investment Earnings on Cash Accounts	13,083.34
Servicing Fee	(680,277.51)
Transfer to Collection Account	-
Available Funds	37,236,490.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,769,918.22
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	6,442,293.06
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,672,496.63
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,736,978.43

Total Distributions of Available Funds	37,236,490.84

Servicing Fee	680,277.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	766,210,807.23
Principal Paid	31,494,789.69
Note Balance @ 02/17/26	734,716,017.54

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	149,072,964.67
Principal Paid	23,241,438.09
Note Balance @ 02/17/26	125,831,526.58
Note Factor @ 02/17/26	40.6222645%

Class A-2b
Note Balance @ 01/15/26	52,937,842.56
Principal Paid	8,253,351.60
Note Balance @ 02/17/26	44,684,490.96
Note Factor @ 02/17/26	40.6222645%

Class A-3
Note Balance @ 01/15/26	419,760,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	419,760,000.00
Note Factor @ 02/17/26	100.0000000%

Class A-4
Note Balance @ 01/15/26	89,300,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	89,300,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	36,760,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	36,760,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	18,380,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	18,380,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,004,722.72
Total Principal Paid	31,494,789.69
Total Paid	34,499,512.41

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	557,781.34
Principal Paid	23,241,438.09
Total Paid to A-2a Holders	23,799,219.43

Class A-2b
SOFR Rate	3.70735%
Coupon	4.03735%
Interest Paid	195,917.88
Principal Paid	8,253,351.60
Total Paid to A-2b Holders	8,449,269.48

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4521143
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7024790
Total Distribution Amount	28.1545933

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.8006887
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	75.0304690
Total A-2a Distribution Amount	76.8311577

A-2b Interest Distribution Amount	1.7810716
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	75.0304691
Total A-2b Distribution Amount	76.8115407

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	204.55
Noteholders' Third Priority Principal Distributable Amount	583.59
Noteholders' Principal Distributable Amount	211.86

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	3,063,404.27
Investment Earnings	9,106.59
Investment Earnings Paid	(9,106.59)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27